FINANCIAL RISK MANAGEMENT (Details 13) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial risks management [Line Items]
Cash and due from banks	S/ 23,221,987	S/ 16,645,769
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	10,919,624
Available-for-sale investments	24,423,891	18,685,667
Loans, net	95,977,277	90,561,768
Financial assets at fair value through profit or loss	537,685	459,099
Other assets	2,460,951	2,228,684
Total	170,472,283	156,435,222	S/ 155,480,000
Deposits and obligations	(97,170,411)	(85,916,387)
Payables from repurchase agreements and security Lendings	(13,415,843)	(15,127,999)
Due to bank and correspondents	(7,996,889)	(7,493,916)
Financial liabilities at fair value through profit or loss	(168,089)	(209,520)
Insurance claims reserves and technical reserves and unearned premiums	(7,443,760)	(6,786,189)
Bonds and Notes issued	(16,242,257)	(15,939,603)
Other liabilities	(5,014,112)	(4,120,066)
Total	(148,218,580)	(136,318,711)	S/ (138,753,000)
Gains (losses) on net monetary position	14,130,834	11,269,216
Forwards position, net	15,819	(114,892)
Currency swaps position, net	3,172	0
Cross currency swaps position, net	(3,172)	0
Options, net	0	0
Net monetary position	14,115,015	11,384,108
Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	23,221,987	16,645,769
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	10,919,624
Trading securities	4,024,737	4,015,019
Available-for-sale investments	22,312,608	15,995,289
Held-to-maturity investments	4,413,373	5,118,420
Loans, net	95,977,277	90,561,768
Financial assets at fair value through profit or loss	537,685	459,099
Other assets	4,365,508	3,987,831
Total	162,333,595	147,702,819
Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(97,170,411)	(85,916,387)
Payables from repurchase agreements and security Lendings	(13,415,843)	(15,127,999)
Due to bank and correspondents	(7,996,889)	(7,493,916)
Financial liabilities at fair value through profit or loss	(168,089)	(209,520)
Insurance claims reserves and technical reserves and unearned premiums	(7,443,760)	(6,786,189)
Bonds and Notes issued	(16,242,257)	(15,939,603)
Other liabilities	(5,781,331)	(4,845,097)
Total	(148,218,580)	(136,318,711)
The Soles [Member]
Disclosure of financial risks management [Line Items]
Cash collateral, reverse repurchase agreements and securities borrowings	44,166	4,021
Gains (losses) on net monetary position	12,846,495	10,794,681
Forwards position, net	859,439	508,304
Currency swaps position, net	370,697	245,063
Cross currency swaps position, net	(1,725,567)	(1,340,985)
Options, net	60,704	(86,059)
Net monetary position	13,281,222	11,468,358
The Soles [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	3,149,300	2,675,238
Cash collateral, reverse repurchase agreements and securities borrowings	119,976	4,021
Trading securities	2,222,061	2,433,444
Available-for-sale investments	13,804,121	8,326,735
Held-to-maturity investments	3,453,790	4,102,739
Loans, net	56,226,385	53,118,275
Financial assets at fair value through profit or loss	48,454	85,333
Other assets	1,219,985	1,456,407
Total	80,244,072	72,202,192
The Soles [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(43,334,026)	(37,468,123)
Payables from repurchase agreements and security Lendings	(10,155,790)	(12,522,337)
Due to bank and correspondents	(3,229,753)	(2,630,256)
Financial liabilities at fair value through profit or loss	(3,094)	0
Insurance claims reserves and technical reserves and unearned premiums	(3,632,896)	(3,134,680)
Bonds and Notes issued	(3,869,494)	(2,544,031)
Other liabilities	(2,737,797)	(2,434,407)
Total	(66,962,850)	(60,733,834)
US Dollars [Member]
Disclosure of financial risks management [Line Items]
Gains (losses) on net monetary position	1,199,624	656,408
Forwards position, net	(824,434)	(529,352)
Currency swaps position, net	(371,301)	(245,098)
Cross currency swaps position, net	1,814,960	1,433,012
Options, net	(60,704)	86,059
Net monetary position	641,103	(88,213)
US Dollars [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	18,578,798	12,131,203
Cash collateral, reverse repurchase agreements and securities borrowings	6,915,937	10,621,045
Trading securities	209,543	172,999
Available-for-sale investments	7,697,970	7,301,306
Held-to-maturity investments	959,583	1,015,681
Loans, net	33,580,636	32,215,401
Financial assets at fair value through profit or loss	489,231	373,766
Other assets	2,268,659	1,993,385
Total	70,700,357	65,824,786
US Dollars [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(45,875,469)	(41,514,198)
Payables from repurchase agreements and security Lendings	(1,582,783)	(1,313,163)
Due to bank and correspondents	(4,463,659)	(4,644,838)
Financial liabilities at fair value through profit or loss	(26,057)	(6,052)
Insurance claims reserves and technical reserves and unearned premiums	(3,809,742)	(3,650,466)
Bonds and Notes issued	(12,271,451)	(13,291,371)
Other liabilities	(2,030,093)	(1,492,911)
Total	(70,059,254)	(65,912,999)
Other Currency [Member]
Disclosure of financial risks management [Line Items]
Gains (losses) on net monetary position	84,715	(181,873)
Forwards position, net	(19,186)	(93,844)
Currency swaps position, net	3,776	35
Cross currency swaps position, net	(92,565)	(92,027)
Options, net	0	0
Net monetary position	192,690	3,963
Other Currency [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	1,493,889	1,839,328
Cash collateral, reverse repurchase agreements and securities borrowings	444,507	294,558
Trading securities	1,593,133	1,408,576
Available-for-sale investments	810,517	367,248
Held-to-maturity investments	0	0
Loans, net	6,170,256	5,228,092
Financial assets at fair value through profit or loss	0	0
Other assets	876,864	538,039
Total	11,389,166	9,675,841
Other Currency [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(7,960,916)	(6,934,066)
Payables from repurchase agreements and security Lendings	(1,677,270)	(1,292,499)
Due to bank and correspondents	(303,477)	(218,822)
Financial liabilities at fair value through profit or loss	(138,938)	(203,468)
Insurance claims reserves and technical reserves and unearned premiums	(1,122)	(1,043)
Bonds and Notes issued	(101,312)	(104,201)
Other liabilities	(1,013,441)	(917,779)
Total	S/ (11,196,476)	S/ (9,671,878)